Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Sales income	¥ 134,308	$ 19,206	¥ 124,973	¥ 142,628
Cost of goods sold	(25,287)	(3,616)	(29,751)	(61,654)
Gross Profit	109,021	15,590	95,222	80,974
Total revenues (excluding cost of goods sold)	289,880	41,453	309,974	412,449
Other operating expenses and fees:
Sales and marketing	(12,391)	(1,772)	(14,089)	(27,801)
Origination and servicing	(59,776)	(8,548)	(78,097)	(53,525)
General and administrative expenses	(181,356)	(25,934)	(222,928)	(270,290)
(Provision for) reversal of credit losses	204	29	(10,565)	(192,756)
Total operating expenses and fees (including cost of goods sold)	(278,606)	(39,841)	(355,430)	(606,026)
Operating (loss) income	11,274	1,612	(45,456)	(193,577)
Interest income and realized gain of investment in marketable securities	182,418	26,085	84,622	97,669
Impairment loss of investments	(330,316)	(47,235)	(4,590)	(27,928)
Impairment loss of goodwill				(24,809)
Impairment loss of intangible assets and property, equipment and software			(20,488)
Unrealized (loss) gain investment in marketable securities	366,399	52,394	5,161	(2,415)
Dividend income from investments	700	100	4,171	3,132
(Loss) gain from disposal of subsidiaries			754	(75)
Gain on held-to-maturity investment	190	27	179	186
Exchange (loss) income	(1,328)	(190)	791	(4,289)
Other income (expense), net	(2,345)	(334)	1,838	222
(Loss) income before income tax expense and loss in equity method investments	226,992	32,459	26,982	(151,884)
Income tax expense	(56,332)	(8,055)	(13,982)	(7,745)
Income (loss) from equity method investments, net	(3,271)	(468)	37,157	19,280
Net (loss) income	167,389	23,936	50,157	(140,349)
Net loss (income) attributable to the non-controlling interest shareholders	812	116	(173)	159
Net (loss) income (attributable to the Company’s ordinary shareholder)	¥ 168,201	$ 24,052	¥ 49,984	¥ (140,190)
(Loss) earnings per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.71	$ 0.1	¥ 0.21	¥ (0.6)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.71	$ 0.1	¥ 0.21	¥ (0.6)
Weighted Average Shares Outstanding
Basic (in Shares)	235,499,660	235,499,660	235,499,660	235,499,660
Diluted (in Shares)	235,928,331	235,928,331	235,904,267	235,499,660
ADS
(Loss) earnings per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 14.28	$ 2.04	¥ 4.24	¥ (11.91)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 14.26	$ 2.04	¥ 4.24	¥ (11.91)
Post-origination services
Revenues:
Total revenues (excluding cost of goods sold)			¥ 5,326	¥ 3,629
Technical services
Revenues:
Total revenues (excluding cost of goods sold)	117,698	16,831	143,648	247,770
Wealth management
Revenues:
Total revenues (excluding cost of goods sold)	¥ 37,874	$ 5,416	¥ 36,027	¥ 18,422